Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial instruments (CHF million)
Cash and Due from Banks	724	527
Interest-bearing deposits with banks	3,908	3,385
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,741	160,013
Loans	238,035	231,157
Other assets	62,998	61,556
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(88,066)	(94,032)
Short-term borrowings	(29,426)	(20,193)
Long-term debt	(138,307)	(126,641)
Other liabilities	(48,480)	(51,079)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	1,039	956
Financial instruments (CHF million)
Interest-bearing deposits with banks	309	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	96,587
Loans	19,897	19,457
Other assets	21,539	20,749
Due to banks and customer deposits	(713)	(690)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,529)	(76,104)
Short-term borrowings	(7,132)	(6,053)
Long-term debt	(68,738)	(61,853)
Other liabilities	(1,205)	(1,780)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,211	3,262
Financial instruments (CHF million)
Interest-bearing deposits with banks	306	307
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,304	96,217
Loans	20,010	19,653
Other assets	27,671	25,756
Due to banks and customer deposits	(689)	(680)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,458)	(76,012)
Short-term borrowings	(7,075)	(5,896)
Long-term debt	(67,939)	(61,529)
Other liabilities	(2,631)	(3,285)
Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,172)	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	3	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	282	370
Loans	(113)	(196)
Other assets	(6,132)	(5,007)
Due to banks and customer deposits	(24)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(71)	(92)
Short-term borrowings	(57)	(157)
Long-term debt	(799)	(324)
Other liabilities	1,426	1,505